Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	$ 78.9	$ 107.1
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	108.9	17.0
Accounts and other receivables, net of provision for doubtful trade debts of US$0.9 million and US$1.1 million as of 31 March 2017 and 31 March 2016	199.5	173.3
Inventories	202.9	193.0
Prepaid expenses and other current assets	28.3	18.1
Insurance receivable - Asbestos	5.7	16.7
Workers' compensation - Asbestos	2.9	4.1
Total current assets	632.1	534.3
Property, plant and equipment, net	879.0	867.0
Insurance receivable - Asbestos	58.1	149.0
Workers' compensation - Asbestos	40.4	46.8
Deferred income taxes	26.9	25.9
Deferred income taxes - Asbestos	356.6	384.9
Other assets	19.6	21.5
Total assets	2,012.7	2,029.4
Current liabilities:
Accounts payable and accrued liabilities	173.5	127.2
Short-term debt - Asbestos	52.4	50.7
Accrued payroll and employee benefits	60.5	63.0
Accrued product warranties	9.4	12.2
Income taxes payable	1.9	4.8
Asbestos liability	116.4	125.9
Workers' compensation - Asbestos	2.9	4.1
Other liabilities	11.8	11.9
Total current liabilities	428.8	399.8
Long-term debt	564.5	501.8
Deferred income taxes	94.8	82.1
Accrued product warranties	37.2	33.1
Asbestos liability	1,043.3	1,176.3
Workers' compensation - Asbestos	40.4	46.8
Other liabilities	15.9	14.7
Total liabilities	2,224.9	2,254.6
Commitments and contingencies (Note 13)
Shareholders' deficit:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 440,843,275 shares issued and outstanding at 31 March 2017 and 445,579,351 shares issued and outstanding at 31 March 2016	229.1	231.4
Additional paid-in capital	173.8	164.4
Accumulated deficit	(612.9)	(621.8)
Accumulated other comprehensive (loss) income	(2.2)	0.8
Total shareholders' deficit	(212.2)	(225.2)
Total liabilities and shareholders' deficit	$ 2,012.7	$ 2,029.4